Redeemable Noncontrolling Interests	9 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
12. Redeemable Noncontrolling Interests Changes in redeemable noncontrolling interests for the nine months ended December 31, 2018 and 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Beginning balance	¥7,420	¥9,780
Comprehensive income
Net income	434	359
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	326	(130)
Total other comprehensive income (loss)	326	(130)
Comprehensive income	760	229
Dividends	(501)	(289)

Ending balance	¥7,679	¥9,720